Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of group's operating segment
Six Months Ended June 30, 2017	Yuantel	Connected Solution	Total Segments	Eliminations	Consolidated

Net revenue
-External customers	13,955	39,384	53,339	-	53,339
-Inter-segment	-	921	921	(921)	-
Total net revenue	13,955	40,305	54,260	(921)	53,339

Operating income	221	1,110	1,331	-	1,331

Six Months Ended June 30, 2018	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	15,579	99,016	114,595	-	114,595
-Inter-segment	-	415	415	(415)	-
Total net revenue	15,579	99,431	115,010	(415)	114,595

Operating income	1,289	4,232	5,521	-	5,521

Three Months Ended June 30, 2017	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	7,508	14,621	22,129	-	22,129
-Inter-segment	-	472	472	(472)	-
Total net revenue	7,508	15,093	22,601	(472)	22,129

Operating income	1,343	(1,083)	260	-	260

Three Months Ended June 30, 2018	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	7,697	48,642	56,339	-	56,339
-Inter-segment	-	111	111	(111)	-
Total net revenue	7,697	48,753	56,450	(111)	56,339

Operating income	605	1,727	2,332	-	2,332

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2018	2017	2018
	US$	US$	US$	US$

PRC	14,270	7,146	27,029	18,325
Outside PRC:
United States	1,869	3,100	3,422	7,296
India	1,932	42,738	4,020	84,812
Rest of the world	4,058	3,355	18,868	4,162
Total net revenue	22,129	56,339	53,339	114,595

FY2017	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	32,074	122,233	154,307	-	154,307
-Inter-segment	-	1,879	1,879	(1,879)	-
Total net revenue	32,074	124,112	156,186	(1,879)	154,307

Operating loss	331	(8,241)	(7,910)	-	(7,910)

FY2016	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	35,138	85,448	120,586	-	120,586
-Inter-segment	-	2,016	2,016	(2,016)	-
Total net revenue	35,138	87,464	122,602	(2,016)	120,586

Operating profit	(3,589)	8,829	5,240	-	5,240

FY2015	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	19,957	55,115	75,072	-	75,072
-Inter-segment	-	3,615	3,615	(3,615)	-
Total net revenue	19,957	58,730	78,687	(3,615)	75,072

Operating profit	(5,968)	6,789	821	(108)	713

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

PRC	28,442	41,214	49,761
Outside PRC:
United States	14,978	34,526	23,312
India	7,949	25,126	70,421
Rest of the world	23,703	19,720	10,813
Total net revenue	75,072	120,586	154,307